Property and Equipment, Net (Detail,Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Property and Equipment, Net (Textual)
Depreciation and amortization expense	$ 133,621	$ 78,514	$ 93,403
Loss from disposal of fixed assets	$ (78)	$ (280)	$ (62,556)